Other Policyholder Funds and Benefits Payable - Guaranteed Minimum Crediting Rate (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Variable Annuities
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	$ 2,470	$ 2,920
Variable Annuities | Less than 2.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	156	195
Variable Annuities | 2.0% - 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	2,314	2,725
Variable Annuities | Greater than 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	0	0
Variable Annuities | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	2,182	2,719
Variable Annuities | At Guaranteed Minimum | Less than 2.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	60	175
Variable Annuities | At Guaranteed Minimum | 2.0% - 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	2,122	2,544
Variable Annuities | At Guaranteed Minimum | Greater than 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	0	0
Variable Annuities | 1 Basis Point to 50 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	239	198
Variable Annuities | 1 Basis Point to 50 Basis Points Above | Less than 2.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	96	20
Variable Annuities | 1 Basis Point to 50 Basis Points Above | 2.0% - 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	143	178
Variable Annuities | 1 Basis Point to 50 Basis Points Above | Greater than 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	0	0
Variable Annuities | 51 Basis Points to 150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	49	3
Variable Annuities | 51 Basis Points to 150 Basis Points Above | Less than 2.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	0	0
Variable Annuities | 51 Basis Points to 150 Basis Points Above | 2.0% - 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	49	3
Variable Annuities | 51 Basis Points to 150 Basis Points Above | Greater than 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	0	0
Variable Annuities | Greater than 150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	0	0
Variable Annuities | Greater than 150 Basis Points Above | Less than 2.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	0	0
Variable Annuities | Greater than 150 Basis Points Above | 2.0% - 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	0	0
Variable Annuities | Greater than 150 Basis Points Above | Greater than 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	0	0
Fixed Deferred Annuities
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	2,256	2,732
Fixed Deferred Annuities | Less than 2.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	14	18
Fixed Deferred Annuities | 2.0% - 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	2,236	2,707
Fixed Deferred Annuities | Greater than 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	6	7
Fixed Deferred Annuities | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	1,941	2,654
Fixed Deferred Annuities | At Guaranteed Minimum | Less than 2.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	7	13
Fixed Deferred Annuities | At Guaranteed Minimum | 2.0% - 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	1,928	2,634
Fixed Deferred Annuities | At Guaranteed Minimum | Greater than 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	6	7
Fixed Deferred Annuities | 1 Basis Point to 50 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	75	38
Fixed Deferred Annuities | 1 Basis Point to 50 Basis Points Above | Less than 2.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	2	3
Fixed Deferred Annuities | 1 Basis Point to 50 Basis Points Above | 2.0% - 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	73	35
Fixed Deferred Annuities | 1 Basis Point to 50 Basis Points Above | Greater than 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	0	0
Fixed Deferred Annuities | 51 Basis Points to 150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	227	40
Fixed Deferred Annuities | 51 Basis Points to 150 Basis Points Above | Less than 2.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	2	2
Fixed Deferred Annuities | 51 Basis Points to 150 Basis Points Above | 2.0% - 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	225	38
Fixed Deferred Annuities | 51 Basis Points to 150 Basis Points Above | Greater than 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	0	0
Fixed Deferred Annuities | Greater than 150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	13	0
Fixed Deferred Annuities | Greater than 150 Basis Points Above | Less than 2.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	3	0
Fixed Deferred Annuities | Greater than 150 Basis Points Above | 2.0% - 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	10	0
Fixed Deferred Annuities | Greater than 150 Basis Points Above | Greater than 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	0	0
Fixed Indexed Annuities
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	1,245	1,260
Fixed Indexed Annuities | Less than 2.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	671	385
Fixed Indexed Annuities | 2.0% - 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	574	875
Fixed Indexed Annuities | Greater than 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	0	0
Fixed Indexed Annuities | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	696	1,017
Fixed Indexed Annuities | At Guaranteed Minimum | Less than 2.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	136	160
Fixed Indexed Annuities | At Guaranteed Minimum | 2.0% - 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	560	857
Fixed Indexed Annuities | At Guaranteed Minimum | Greater than 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	0	0
Fixed Indexed Annuities | 1 Basis Point to 50 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	3	7
Fixed Indexed Annuities | 1 Basis Point to 50 Basis Points Above | Less than 2.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	0	1
Fixed Indexed Annuities | 1 Basis Point to 50 Basis Points Above | 2.0% - 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	3	6
Fixed Indexed Annuities | 1 Basis Point to 50 Basis Points Above | Greater than 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	0	0
Fixed Indexed Annuities | 51 Basis Points to 150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	130	100
Fixed Indexed Annuities | 51 Basis Points to 150 Basis Points Above | Less than 2.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	119	88
Fixed Indexed Annuities | 51 Basis Points to 150 Basis Points Above | 2.0% - 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	11	12
Fixed Indexed Annuities | 51 Basis Points to 150 Basis Points Above | Greater than 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	0	0
Fixed Indexed Annuities | Greater than 150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	416	136
Fixed Indexed Annuities | Greater than 150 Basis Points Above | Less than 2.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	416	136
Fixed Indexed Annuities | Greater than 150 Basis Points Above | 2.0% - 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	0	0
Fixed Indexed Annuities | Greater than 150 Basis Points Above | Greater than 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	0	0
Universal Life and Other
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	1,989	1,959
Universal Life and Other | Less than 2.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	0	0
Universal Life and Other | 2.0% - 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	757	749
Universal Life and Other | Greater than 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	1,232	1,210
Universal Life and Other | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	1,989	1,959
Universal Life and Other | At Guaranteed Minimum | Less than 2.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	0	0
Universal Life and Other | At Guaranteed Minimum | 2.0% - 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	757	749
Universal Life and Other | At Guaranteed Minimum | Greater than 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	1,232	1,210
Universal Life and Other | 1 Basis Point to 50 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	0	0
Universal Life and Other | 1 Basis Point to 50 Basis Points Above | Less than 2.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	0	0
Universal Life and Other | 1 Basis Point to 50 Basis Points Above | 2.0% - 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	0	0
Universal Life and Other | 1 Basis Point to 50 Basis Points Above | Greater than 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	0	0
Universal Life and Other | 51 Basis Points to 150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	0	0
Universal Life and Other | 51 Basis Points to 150 Basis Points Above | Less than 2.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	0	0
Universal Life and Other | 51 Basis Points to 150 Basis Points Above | 2.0% - 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	0	0
Universal Life and Other | 51 Basis Points to 150 Basis Points Above | Greater than 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	0	0
Universal Life and Other | Greater than 150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	0	0
Universal Life and Other | Greater than 150 Basis Points Above | Less than 2.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	0	0
Universal Life and Other | Greater than 150 Basis Points Above | 2.0% - 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	0	0
Universal Life and Other | Greater than 150 Basis Points Above | Greater than 4.0%
Policyholder Account Balance [Line Items]
Policyholder account balance with guaranteed minimum credit rates	$ 0	$ 0